UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	February 28, 2025

Date of reporting period:	March 1, 2024 – August 31, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Small Cap Value Fund
Class A [PSLAX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Putnam Small Cap Value Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$61	1.14%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$281,444,645
Total Number of Portfolio Holdings*	113
Portfolio Turnover Rate	44%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Small Cap Value Fund	PAGE 1	38984-STSA-1024

Putnam Small Cap Value Fund
Class B [PSLBX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Putnam Small Cap Value Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class B	$100	1.89%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$281,444,645
Total Number of Portfolio Holdings*	113
Portfolio Turnover Rate	44%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Small Cap Value Fund	PAGE 1	38984-STSB-1024

Putnam Small Cap Value Fund
Class C [PSLCX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Putnam Small Cap Value Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$101	1.89%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$281,444,645
Total Number of Portfolio Holdings*	113
Portfolio Turnover Rate	44%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Small Cap Value Fund	PAGE 1	38984-STSC-1024

Putnam Small Cap Value Fund
Class R [PSCRX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Putnam Small Cap Value Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R	$74	1.39%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$281,444,645
Total Number of Portfolio Holdings*	113
Portfolio Turnover Rate	44%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Small Cap Value Fund	PAGE 1	38984-STSR-1024

Putnam Small Cap Value Fund
Class R6 [PSCMX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Putnam Small Cap Value Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$41	0.76%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$281,444,645
Total Number of Portfolio Holdings*	113
Portfolio Turnover Rate	44%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Small Cap Value Fund	PAGE 1	38984-STSR6-1024

Putnam Small Cap Value Fund
Class Y [PYSVX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Putnam Small Cap Value Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class Y	$47	0.89%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$281,444,645
Total Number of Portfolio Holdings*	113
Portfolio Turnover Rate	44%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Small Cap Value Fund	PAGE 1	38984-STSY-1024

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
Small Cap Value
Fund

Financial Statements and Other Important Information

Semiannual | August 31, 2024

Financial Statements and Other Important Information—Semiannual	franklintempleton.com

The fund’s portfolio 8/31/24 (Unaudited)
COMMON STOCKS (99.7%)*	Shares	Value
Aerospace and defense (1.0%)
V2X, Inc. †	47,751	$2,705,094
		2,705,094
Automobile components (0.9%)
Dorman Products, Inc. †	22,400	2,540,608
		2,540,608
Banks (19.4%)
Amalgamated Financial Corp.	104,900	3,460,651
Atlantic Union Bankshares Corp. S	54,700	2,170,496
Axos Financial, Inc. †	55,450	3,849,894
Bancorp, Inc. (The) †	82,400	4,317,760
Business First Bancshares, Inc.	105,100	2,566,542
Coastal Financial Corp./WA †	31,909	1,712,556
Columbia Banking System, Inc.	139,200	3,505,056
ConnectOne Bancorp, Inc.	154,824	3,870,600
CrossFirst Bankshares, Inc. †	68,736	1,196,006
First Foundation, Inc.	422,801	2,976,519
Five Star Bancorp	109,797	3,200,583
Metropolitan Bank Holding Corp. †	53,914	2,787,893
NBT Bancorp, Inc.	36,800	1,801,728
Northrim BanCorp, Inc.	25,200	1,738,044
OFG Bancorp (Puerto Rico)	116,000	5,334,840
Origin Bancorp, Inc.	50,100	1,676,847
QCR Holdings, Inc.	35,891	2,768,273
Southern Missouri Bancorp, Inc.	15,500	896,365
SouthState Corp.	22,500	2,184,525
UMB Financial Corp.	25,100	2,600,109
		54,615,287
Biotechnology (2.5%)
MiMedx Group, Inc. †	350,988	2,400,758
Veracyte, Inc. †	108,740	3,430,747
Xencor, Inc. †	64,800	1,133,352
		6,964,857
Building products (1.5%)
AZZ, Inc.	27,500	2,287,175
JELD-WEN Holding, Inc. †	139,600	1,987,904
		4,275,079
Capital markets (0.5%)
Perella Weinberg Partners	70,250	1,373,388
		1,373,388
Chemicals (1.7%)
HB Fuller Co.	30,700	2,629,762
Olin Corp.	46,500	2,030,655
		4,660,417
Commercial services and supplies (1.8%)
Deluxe Corp.	113,850	2,344,172
HNI Corp.	49,933	2,688,892
		5,033,064
Communications equipment (3.6%)
Aviat Networks, Inc. †	108,349	2,974,180
Extreme Networks, Inc. †	215,900	3,400,425
Ribbon Communications, Inc. †	1,132,400	3,861,484
		10,236,089
Diversified consumer services (1.2%)
Perdoceo Education Corp. S	147,500	3,309,900
		3,309,900
Diversified REITs (2.1%)
Alpine Income Property Trust, Inc. R	164,478	3,131,661
Broadstone Net Lease, Inc. RS	154,400	2,825,520
		5,957,181

Small Cap Value Fund
1

COMMON STOCKS (99.7%)* cont.	Shares	Value
Electric utilities (1.2%)
NRG Energy, Inc.	40,789	$3,467,473
		3,467,473
Electronic equipment, instruments, and components (2.9%)
Benchmark Electronics, Inc.	77,700	3,303,027
TTM Technologies, Inc. †	129,900	2,526,555
Vishay Intertechnology, Inc.	122,800	2,474,420
		8,304,002
Energy equipment and services (4.5%)
Diamond Offshore Drilling, Inc. †	78,200	1,121,388
Helix Energy Solutions Group, Inc. †	246,750	2,768,535
Newpark Resources, Inc. †	514,700	4,235,981
Oceaneering International, Inc. †	90,715	2,448,398
Seadrill, Ltd. (Bermuda) †	48,500	2,091,320
		12,665,622
Entertainment (0.7%)
Lions Gate Entertainment Corp. Class A † S	256,978	1,996,719
		1,996,719
Financial services (1.9%)
NewtekOne, Inc. S	175,213	2,195,419
Walker & Dunlop, Inc.	29,761	3,186,213
		5,381,632
Ground transportation (1.5%)
Covenant Logistics Group, Inc.	51,000	2,686,170
Proficient Auto Logistics, Inc. †	76,244	1,450,161
		4,136,331
Health care equipment and supplies (1.7%)
Haemonetics Corp. †	27,200	2,055,776
Integer Holdings Corp. †	20,300	2,640,421
		4,696,197
Health care providers and services (6.7%)
Aveanna Healthcare Holdings, Inc. † S	372,981	2,107,343
Brookdale Senior Living, Inc. † S	464,407	3,301,934
Concentra Group Holdings Parent, Inc. † S	103,900	2,540,355
DocGo, Inc. † S	760,100	2,873,178
ModivCare, Inc. †	61,556	1,776,506
Option Care Health, Inc. †	70,850	2,268,617
Quipt Home Medical Corp. †	519,400	1,485,484
RadNet, Inc. †	37,785	2,504,768
		18,858,185
Health care REITs (0.8%)
Healthcare Realty Trust, Inc. R	119,800	2,132,440
		2,132,440
Hotels, restaurants, and leisure (0.9%)
Aramark	67,350	2,467,031
		2,467,031
Household durables (2.9%)
Beazer Homes USA, Inc. †	87,900	2,749,512
Cavco Industries, Inc. †	4,500	1,859,940
Taylor Morrison Home Corp. †	54,450	3,666,119
		8,275,571
Insurance (3.6%)
Abacus Life, Inc. † S	295,400	3,016,034
Horace Mann Educators Corp.	65,431	2,329,998
Kemper Corp.	38,650	2,416,012
Skyward Specialty Insurance Group, Inc. †	55,681	2,275,682
		10,037,726
Interactive media and services (1.1%)
Cargurus, Inc. †	104,100	3,016,818
		3,016,818

2
Small Cap Value Fund

COMMON STOCKS (99.7%)* cont.	Shares	Value
Leisure products (0.8%)
MasterCraft Boat Holdings, Inc. †	129,800	$2,405,194
		2,405,194
Machinery (3.2%)
Chart Industries, Inc. † S	16,057	1,965,377
Columbus McKinnon Corp./NY	63,000	2,155,230
Gates Industrial Corp. PLC †	117,500	2,133,800
Hillman Solutions Corp. †	283,250	2,818,338
		9,072,745
Media (0.9%)
Gray Television, Inc.	486,150	2,479,365
		2,479,365
Metals and mining (2.4%)
Alamos Gold, Inc. Class A (Canada)	150,850	2,908,388
HudBay Minerals, Inc. (Canada)	142,433	1,162,253
Major Drilling Group International, Inc. (Canada) †	388,800	2,729,231
		6,799,872
Mortgage real estate investment trusts (REITs) (4.1%)
AGNC Investment Corp. RS	286,250	2,922,613
Ladder Capital Corp. R	197,053	2,435,575
MFA Financial, Inc. R	250,100	3,131,252
Rithm Capital Corp. R	261,150	3,118,131
		11,607,571
Multi-utilities (2.0%)
Algonquin Power & Utilities Corp. (Canada) S	424,000	2,293,840
Unitil Corp.	54,300	3,274,290
		5,568,130
Oil, gas, and consumable fuels (5.3%)
Antero Resources Corp. †	77,900	2,102,521
CNX Resources Corp. †	95,000	2,628,650
Magnolia Oil & Gas Corp. Class A S	105,225	2,694,812
Permian Resources Corp.	155,637	2,216,271
Teekay Tankers, Ltd. Class A (Canada)	41,000	2,332,080
World Fuel Services Corp.	106,000	3,051,740
		15,026,074
Passenger airlines (0.9%)
SkyWest, Inc. †	32,100	2,489,034
		2,489,034
Personal care products (1.1%)
Edgewell Personal Care Co. S	73,800	2,968,236
		2,968,236
Pharmaceuticals (0.6%)
Perrigo Co. PLC S	62,600	1,821,660
		1,821,660
Professional services (1.1%)
IBEX, Ltd. †	187,019	3,224,208
		3,224,208
Residential REITs (1.0%)
UMH Properties, Inc. R	142,400	2,771,104
		2,771,104
Semiconductors and semiconductor equipment (2.7%)
ACM Research, Inc. Class A †	73,719	1,329,891
Ichor Holdings, Ltd. †	66,689	2,067,359
SMART Global Holdings, Inc. †	113,150	2,344,468
Veeco Instruments, Inc. †	56,100	1,990,989
		7,732,707
Software (0.8%)
TeraWulf, Inc. † S	542,200	2,363,992
		2,363,992

Small Cap Value Fund
3

COMMON STOCKS (99.7%)* cont.	Shares	Value
Specialty retail (2.3%)
Haverty Furniture Cos., Inc. S	86,000	$2,356,400
J. Jill, Inc.	71,165	2,314,997
ODP Corp. (The) †	57,700	1,780,045
		6,451,442
Textiles, apparel, and luxury goods (1.7%)
Steven Madden, Ltd.	57,900	2,611,290
Unifi, Inc. †	308,340	2,105,962
		4,717,252
Tobacco (1.2%)
Turning Point Brands, Inc.	85,155	3,375,544
		3,375,544
Trading companies and distributors (1.0%)
Beacon Roofing Supply, Inc. †	30,200	2,736,115
		2,736,115
Total common stocks (cost $240,787,718)		$280,716,956
SHORT-TERM INVESTMENTS (7.9%)*	Shares	Value
Putnam Cash Collateral Pool, LLC 5.49% [d]	20,874,500	$20,874,500
Putnam Short Term Investment Fund Class P 5.44% L	1,273,045	1,273,045
Total short-term investments (cost $22,147,545)		$22,147,545
TOTAL INVESTMENTS
Total investments (cost $262,935,263)	$302,864,501
Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from March 1, 2024 through August 31, 2024 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $281,444,645.
†	This security is non-income-producing.
[d]	Affiliated company. See Notes 1 and 5 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
S	Security on loan, in part or in entirety, at the close of the reporting period (Note 1).
WRITTEN OPTIONS OUTSTANDING at 8/31/24 (premiums $10,715) (Unaudited)
Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value
Morgan Stanley & Co. International PLC
MasterCraft Boat Holdings, Inc. (Put)	Sep-24/$17.50	$279,636	$15,091	$5,091
Total				$5,091

4
Small Cap Value Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$7,492,902	$—	$—
Consumer discretionary	30,166,998	—	—
Consumer staples	6,343,780	—	—
Energy	27,691,696	—	—
Financials	83,015,604	—	—
Health care	32,340,899	—	—
Industrials	33,671,670	—	—
Information technology	28,636,790	—	—
Materials	11,460,289	—	—
Real estate	10,860,725	—	—
Utilities	9,035,603	—	—
Total common stocks	280,716,956	—	—
Short-term investments	—	22,147,545	—
Totals by level	$280,716,956	$22,147,545	$—
		Valuation inputs
	Other financial instruments:	Level 1	Level 2	Level 3
	Written options outstanding	$—	$(5,091)	$—
	Totals by level	$—	$(5,091)	$—
*	Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

The accompanying notes are an integral part of these financial statements.

Small Cap Value Fund
5

Financial Statements

Statement of assets and liabilities

8/31/24 (Unaudited)

ASSETS
Investment in securities, at value, including $20,386,248 of securities on loan (Notes 1 and 8):
Unaffiliated issuers (identified cost $240,787,718)	$280,716,956
Affiliated issuers (identified cost $22,147,545) (Note 5)	22,147,545
Dividends, interest and other receivables	401,828
Receivable for shares of the fund sold	208,240
Receivable for investments sold	1,440,783
Prepaid assets	48,651
Total assets	304,964,003

LIABILITIES
Payable for investments purchased	1,578,984
Payable for shares of the fund repurchased	268,236
Payable for compensation of Manager (Note 2)	411,119
Payable for custodian fees (Note 2)	13,586
Payable for investor servicing fees (Note 2)	150,000
Payable for Trustee compensation and expenses (Note 2)	78,433
Payable for administrative services (Note 2)	460
Payable for distribution fees (Note 2)	73,264
Written options outstanding, at value (premiums $10,715) (Note 1)	5,091
Collateral on securities loaned, at value (Note 1)	20,874,500
Other accrued expenses	65,685
Total liabilities	23,519,358
Net assets	$281,444,645

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$234,737,005
Total distributable earnings (Note 1)	46,707,640
Total — Representing net assets applicable to capital shares outstanding	$281,444,645

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($161,175,915 divided by 9,603,252 shares)	$16.78
Offering price per class A share (100/94.25 of $16.78)*	$17.80
Net asset value and offering price per class B share ($42,765 divided by 3,641 shares)**†	$11.74
Net asset value and offering price per class C share ($6,867,709 divided by 592,335 shares)**	$11.59
Net asset value, offering price and redemption price per class R share ($1,207,902 divided by 74,426 shares)	$16.23
Net asset value, offering price and redemption price per class R6 share ($22,855,055 divided by 1,264,500 shares)	$18.07
Net asset value, offering price and redemption price per class Y share ($89,295,299 divided by 4,959,645 shares)	$18.00
*	On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
†	Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

6	Small Cap Value Fund

Statement of operations

Six months ended 8/31/24 (Unaudited)

Investment income
Dividends (net of foreign tax of $19,297)	$2,421,927
Interest (including interest income of $51,658 from investments in affiliated issuers) (Note 5)	51,658
Securities lending (net of expenses) (Notes 1 and 5)	71,923
Total investment income	2,545,508

EXPENSES
Compensation of Manager (Note 2)	817,056
Investor servicing fees (Note 2)	226,264
Custodian fees (Note 2)	17,581
Trustee compensation and expenses (Note 2)	6,812
Distribution fees (Note 2)	242,360
Administrative services (Note 2)	1,747
Other	108,260
Total expenses	1,420,080
Expense reduction (Note 2)	(2,776)
Net expenses	1,417,304
Net investment income	1,128,204

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	6,417,444
Foreign currency transactions (Note 1)	(413)
Written options (Note 1)	24,129
Total net realized gain	6,441,160
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	21,025,717
Written options	5,624
Total change in net unrealized appreciation	21,031,341
Net gain on investments	27,472,501
Net increase in net assets resulting from operations	$28,600,705

The accompanying notes are an integral part of these financial statements.

Small Cap Value Fund	7

Statement of changes in net assets

	Six months ended 8/31/24*	Year ended 2/29/24
Increase (decrease) in net assets
Operations
Net investment income	$1,128,204	$2,363,235
Net realized gain on investments and foreign currency transactions	6,441,160	645,207
Change in net unrealized appreciation of investments	21,031,341	19,349,082
Net increase in net assets resulting from operations	28,600,705	22,357,524
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	—	(830,902)
Class C	—	(11,987)
Class R	—	(4,574)
Class R6	—	(229,293)
Class Y	—	(536,151)
From capital gain on investments
Net realized long-term gain on investments
Class A	—	(1,074,176)
Class B	—	(764)
Class C	—	(70,592)
Class R	—	(7,820)
Class R6	—	(177,409)
Class Y	—	(516,655)
Decrease from capital share transactions (Note 4)	(2,906,739)	(41,035,650)
Total increase (decrease) in net assets	25,693,966	(22,138,449)
Net assets
Beginning of period	255,750,679	277,889,128
End of period	$281,444,645	$255,750,679
*Unaudited.

The accompanying notes are an integral part of these financial statements.

8	Small Cap Value Fund

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS						RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	From return of capital	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class A
August 31, 2024**	$15.07	.06	1.65	1.71	—	—	—	—	$16.78	11.35*	$161,176	.57*	.38*	44*
February 29, 2024	13.92	.11	1.23	1.34	(.08)	(.11)	—	(.19)	15.07	9.70	150,710	1.18	.84	83
February 28, 2023	15.59	.03	(.63)	(.60)	(.05)	(1.02)	—	(1.07)	13.92	(3.47)	151,108	1.18[e]	.20	72
February 28, 2022	13.29	.02	2.31	2.33	(.03)	—	—	(.03)	15.59	17.55	164,411	1.15	.16	60
February 28, 2021	9.46	.07	3.86	3.93	(.06)	—	(.04)	(.10)	13.29	41.80	136,442	1.26	.73	113
February 29, 2020	10.63	.10	(1.12)	(1.02)	(.14)	—	(.01)	(.15)	9.46	(9.77)	110,135	1.23	.96	108
Class B
August 31, 2024**	$10.59	—[d]	1.15	1.15	—	—	—	—	$11.74	10.86*	$43	.95*	(.01)*	44*
February 29, 2024	9.83	.01	.86	.87	—	(.11)	—	(.11)	10.59	8.88	65	1.93	.11	83
February 28, 2023	11.38	(.04)	(.49)	(.53)	—	(1.02)	—	(1.02)	9.83	(4.13)	163	1.93[e]	(.41)	72
February 28, 2022	9.76	(.06)	1.68	1.62	—	—	—	—	11.38	16.60	649	1.90	(.57)	60
February 28, 2021	6.97	—[d]	2.84	2.84	(.03)	—	(.02)	(.05)	9.76	40.77	879	2.01	.03	113
February 29, 2020	7.87	.02	(.83)	(.81)	(.08)	—	(.01)	(.09)	6.97	(10.47)	977	1.98	.24	108
Class C
August 31, 2024**	$10.45	—[d]	1.14	1.14	—	—	—	—	$11.59	10.91*	$6,868	.95*	.02*	44*
February 29, 2024	9.72	.01	.85	.86	(.02)	(.11)	—	(.13)	10.45	8.87	6,889	1.93	.10	83
February 28, 2023	11.27	(.06)	(.47)	(.53)	—	(1.02)	—	(1.02)	9.72	(4.17)	8,035	1.93[e]	(.54)	72
February 28, 2022	9.66	(.06)	1.67	1.61	—	—	—	—	11.27	16.67	9,036	1.90	(.58)	60
February 28, 2021	6.93	(.01)	2.81	2.80	(.04)	—	(.03)	(.07)	9.66	40.70	10,969	2.01	(.11)	113
February 29, 2020	7.83	.02	(.82)	(.80)	(.09)	—	(.01)	(.10)	6.93	(10.43)	6,905	1.98	.22	108
Class R
August 31, 2024**	$14.59	.04	1.60	1.64	—	—	—	—	$16.23	11.24*	$1,208	.70*	.26*	44*
February 29, 2024	13.50	.07	1.19	1.26	(.06)	(.11)	—	(.17)	14.59	9.40	1,038	1.43	.56	83
February 28, 2023	15.14	(.01)	(.61)	(.62)	—	(1.02)	—	(1.02)	13.50	(3.69)	865	1.43[e]	(.06)	72
February 28, 2022	12.91	(.01)	2.24	2.23	—	—	—	—	15.14	17.27	1,029	1.40	(.08)	60
February 28, 2021	9.19	.04	3.76	3.80	(.05)	—	(.03)	(.08)	12.91	41.50	1,015	1.51	.46	113
February 29, 2020	10.34	.07	(1.09)	(1.02)	(.12)	—	(.01)	(.13)	9.19	(10.02)	734	1.48	.72	108
Class R6
August 31, 2024**	$16.20	.10	1.77	1.87	—	—	—	—	$18.07	11.54*	$22,855	.38*	.57*	44*
February 29, 2024	14.94	.18	1.33	1.51	(.14)	(.11)	—	(.25)	16.20	10.16	19,955.78		1.23	83
February 28, 2023	16.65	.09	(.68)	(.59)	(.10)	(1.02)	—	(1.12)	14.94	(3.11)	23,585	.79[e]	.60	72
February 28, 2022	14.19	.09	2.46	2.55	(.09)	—	—	(.09)	16.65	17.97	26,901.76		.55	60
February 28, 2021	10.08	.11	4.14	4.25	(.08)	—	(.06)	(.14)	14.19	42.51	20,843.83		1.14	113
February 29, 2020	11.32	.16	(1.21)	(1.05)	(.18)	—	(.01)	(.19)	10.08	(9.42)	14,260.80		1.43	108
Class Y
August 31, 2024**	$16.15	.09	1.76	1.85	—	—	—	—	$18.00	11.46*	$89,295	.45*	.51*	44*
February 29, 2024	14.89	.16	1.32	1.48	(.11)	(.11)	—	(.22)	16.15	10.01	77,094.93		1.10	83
February 28, 2023	16.59	.07	(.67)	(.60)	(.08)	(1.02)	—	(1.10)	14.89	(3.22)	94,133	.93[e]	.48	72
February 28, 2022	14.15	.06	2.46	2.52	(.08)	—	—	(.08)	16.59	17.80	138,102.90		.35	60
February 28, 2021	10.06	.10	4.11	4.21	(.07)	—	(.05)	(.12)	14.15	42.14	39,403	1.01	1.00	113
February 29, 2020	11.28	.14	(1.19)	(1.05)	(.16)	—	(.01)	(.17)	10.06	(9.51)	41,335.98		1.23	108

The accompanying notes are an integral part of these financial statements.

Small Cap Value Fund
9

Financial highlights cont.

*	Not annualized.
**	Unaudited.
[a]	Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
[b]	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
[c]	Includes amounts paid through expense offset and brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees, if any.
[d]	Amount represents less than $0.01 per share.
[e]	Includes one-time proxy cost of 0.01%.

The accompanying notes are an integral part of these financial statements.

10
Small Cap Value Fund

Notes to financial statements 8/31/24 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from March 1, 2024 through August 31, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., a direct wholly-owned subsidiary of Franklin Templeton
Franklin Distributors	Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods on or after August 2, 2024
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PIL	Putnam Investments Limited, an indirect wholly-owned subsidiary of Franklin Templeton
PSERV	Putnam Investor Services, Inc., a wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, the fund’s investment manager, an indirect wholly-owned subsidiary of Franklin Templeton
Putnam Retail Management	Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods prior to August 2, 2024
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Small Cap Value Fund (the fund) is a diversified series of Putnam Investment Funds (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company. The goal of the fund is to seek capital appreciation. The fund invests mainly in common stocks of small U.S. companies, with a focus on value stocks. Value stocks are issued by companies that Putnam Management believes are currently undervalued by the market. If Putnam Management is correct and other investors ultimately recognize the value of the company, the price of its stock may rise. Under normal circumstances, Putnam Management invests at least 80% of the fund’s net assets in companies of a size similar to those in the Russell 2000 Value Index. This policy may be changed only after 60 days’ notice to shareholders. As of April 30, 2024, the index was composed of companies having market capitalizations of between approximately $13.6 million and $16.0 billion. Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
Class A	Up to 5.75%	1.00% on certain redemptions of shares bought with no initial sales charge	None
Class B *	None	5.00% phased out over six years	Converts to class A shares on September 5, 2024
Class C	None	1.00% eliminated after one year	Converts to class A shares after 8 years
Class R †	None	None	None
Class R6 †	None	None	None
Class Y †	None	None	None
* Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.
† Not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Small Cap Value Fund
11

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the “mid price” (prior to July 22, 2024, the most recent bid price was used), and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. When reliable prices are not readily available for equity securities, such as when the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This may include using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security’s fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts for generating additional income for the portfolio and for managing downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price. OTC traded options are valued using quotations from an independent pricing service.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio .

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of

12
Small Cap Value Fund

the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $5,091 on open derivative contracts subject to the Master Agreements . There was no collateral pledged by the fund at period end for these agreements.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending, if any, is net of expenses and is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company that is managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund received cash collateral of $20,874,500 and the value of securities loaned amounted to $20,386,248.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset and income on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $266,463,691, resulting in gross unrealized appreciation and depreciation of $49,330,718 and $12,934,999, respectively, or net unrealized appreciation of $36,395,719.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.780%	of the first $5 billion,
0.730%	of the next $5 billion,
0.680%	of the next $10 billion,
0.630%	of the next $10 billion,
0.580%	of the next $50 billion,
0.560%	of the next $50 billion,
0.550%	of the next $100 billion and
0.545%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.307% of the fund’s average net assets.

Putnam Management has contractually agreed, through June 30, 2025, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Effective July 15, 2024, Franklin Advisers was retained by Putnam Management as a sub-adviser for the fund pursuant to a new sub-advisory agreement between Putnam Management and Franklin Advisers. Pursuant to the agreement, Franklin Advisers provides certain advisory and related services. Putnam Management pays a monthly fee to Franklin Advisers based on the costs of Franklin Advisers in providing these services to the fund, which may include a mark-up not to exceed 15% over such costs.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by PIL.

Effective June 1, 2024, Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Small Cap Value Fund
13

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

PSERV, an affiliate of Putnam Management, provides investor servicing agent functions to the fund. PSERV received fees for investor servicing for class A, class B, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$140,168
Class B	48
Class C	8,574
Class R	983
Class R6	5,208
Class Y	71,283
Total	$226,264

The fund has entered into expense offset arrangements with PSERV and State Street whereby PSERV’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $2,776 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $210, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Franklin Distributors, or for periods prior to August 2, 2024, Putnam Retail Management, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Franklin Distributors and to Putnam Retail Management at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Franklin Distributors Amount	Putnam Retail Management Amount	Totals
Class A	0.35%	0.25%	$32,879	$161,968	$194,847
Class B	1.00%	1.00%	35	229	$264
Class C	1.00%	1.00%	5,607	38,874	$44,481
Class R	1.00%	0.50%	488	2,280	$2,768
Total			$39,009	$203,351	$242,360

For the period from August 2, 2024 through August 31, 2024, Franklin Distributors, acting as underwriter, received net commissions of $2,282 from the sale of class A shares and received no monies in contingent deferred sales charges from redemptions of class B and class C shares. For the period March 1, 2024 through August 1, 2024, Putnam Retail Management, acting as underwriter, received net commissions of $5,902 from the sale of class A shares and received no monies and $135 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is accessed on certain redemptions of class A shares. For the period from August 2, 2024 through August 31, 2024, Franklin Distributors, acting as underwriter, received $199 on class A redemptions. For the period from March 1, 2024 through August 1, 2024, Putnam Retail Management, acting as underwriter, received no monies on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$116,614,011	$116,747,058
U.S. government securities (Long-term)	—	—
Total	$116,614,011	$116,747,058

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 8/31/24		YEAR ENDED 2/29/24
Class A	Shares	Amount	Shares	Amount
Shares sold	499,906	$7,875,582	749,017	$10,442,853
Shares issued in connection with reinvestment of distributions	—	—	131,866	1,868,542
	499,906	7,875,582	880,883	12,311,395
Shares repurchased	(896,327)	(14,073,548)	(1,736,862)	(23,793,838)
Net decrease	(396,421)	$(6,197,966)	(855,979)	$(11,482,443)

14
Small Cap Value Fund

	SIX MONTHS ENDED 8/31/24		YEAR ENDED 2/29/24
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	786	$7,596
Shares issued in connection with reinvestment of distributions	—	—	77	764
	—	—	863	8,360
Shares repurchased	(2,463)	(27,085)	(11,303)	(109,800)
Net decrease	(2,463)	$(27,085)	(10,440)	$(101,440)

	SIX MONTHS ENDED 8/31/24		YEAR ENDED 2/29/24
Class C	Shares	Amount	Shares	Amount
Shares sold	391,497	$4,235,251	97,156	$949,012
Shares issued in connection with reinvestment of distributions	—	—	8,376	82,422
	391,497	4,235,251	105,532	1,031,434
Shares repurchased	(458,345)	(5,042,040)	(273,073)	(2,568,082)
Net decrease	(66,848)	$(806,789)	(167,541)	$(1,536,648)

	SIX MONTHS ENDED 8/31/24		YEAR ENDED 2/29/24
Class R	Shares	Amount	Shares	Amount
Shares sold	18,123	$273,264	46,605	$642,877
Shares issued in connection with reinvestment of distributions	—	—	903	12,394
	18,123	273,264	47,508	655,271
Shares repurchased	(14,808)	(219,959)	(40,512)	(565,801)
Net increase	3,315	$53,305	6,996	$89,470

	SIX MONTHS ENDED 8/31/24		YEAR ENDED 2/29/24
Class R6	Shares	Amount	Shares	Amount
Shares sold	212,157	$3,580,045	455,071	$6,567,135
Shares issued in connection with reinvestment of distributions	—	—	26,530	403,793
	212,157	3,580,045	481,601	6,970,928
Shares repurchased	(179,436)	(2,986,446)	(828,246)	(12,777,291)
Net increase (decrease)	32,721	$593,599	(346,645)	$(5,806,363)

	SIX MONTHS ENDED 8/31/24		YEAR ENDED 2/29/24
Class Y	Shares	Amount	Shares	Amount
Shares sold	872,542	$14,839,344	1,226,302	$18,122,436
Shares issued in connection with reinvestment of distributions	—	—	69,192	1,050,341
	872,542	14,839,344	1,295,494	19,172,777
Shares repurchased	(687,112)	(11,361,147)	(2,842,938)	(41,371,003)
Net increase (decrease)	185,430	$3,478,197	(1,547,444)	$(22,198,226)

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 2/29/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/24
Short-term investments
Putnam Cash Collateral Pool, LLC *	$19,472,930	$142,326,905	$140,925,335	$609,398	$20,874,500
Putnam Short Term Investment Fund Class P †	239,879	35,346,952	34,313,786	51,658	1,273,045
Total Short-term investments	$19,712,809	$177,673,857	$175,239,121	$661,056	$22,147,545
* No management fees are charged to Putnam Cash Collateral Pool, LLC (Note 1). Investment income shown is included in securities lending income on the Statement of operations. There were no realized or unrealized gains or losses during the period.
† Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations.

Small Cap Value Fund
15

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Written equity option contracts (contract amount)	$6,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
Derivatives not accounted for as hedging instruments under ASC 815	Statement of assets and liabilities location	Fair value	Statement of assets and liabilities location	Fair value
Equity contracts	Receivables	$—	Payables	$5,091
Total		$—		$5,091

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Total
Equity contracts	$24,129	$24,129
Total	$24,129	$24,129
Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Total
Equity contracts	$5,624	$5,624
Total	$5,624	$5,624

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Morgan Stanley & Co. International PLC	Total
Assets:
Purchased options **#	$—	$—
Total Assets	$—	$—
Liabilities:
Written options #	5,091	5,091
Total Liabilities	$5,091	$5,091
Total Financial and Derivative Net Assets	$(5,091)	$(5,091)
Total collateral received (pledged) †##	$—
Net amount	$(5,091)
Controlled collateral received (including TBA commitments) **	$—	$—
Uncontrolled collateral received	$—	$—
Collateral (pledged) (including TBA commitments) **	$—	$—
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement (Note 1).
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

16
Small Cap Value Fund

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes

Not applicable

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

Small Cap Value Fund
17

Board approval of management and subadvisory agreements (Unaudited)

At its meeting on June 28, 2024, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”) approved a new subadvisory agreement (the “New Subadvisory Agreement”) for your fund between Putnam Investment Management, LLC, your fund’s investment adviser (“Putnam Management”), and Franklin Advisers, Inc. (“Franklin Advisers”). Franklin Advisers and Putnam Management are each indirect, wholly owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”).

The Trustees considered the proposed New Subadvisory Agreement in connection with an internal reorganization (the “Reorganization”) whereby the fixed income and Investment Solutions investment operations of Putnam Management were combined with those of Franklin Advisers. Pursuant to the New Subadvisory Agreement, Putnam Management retained Franklin Advisers as sub-adviser for each Putnam equity fund so that, following the Reorganization, the Putnam Management fixed income investment personnel that moved to Franklin Advisers pursuant to the Reorganization (the “Fixed Income Personnel”) could continue to provide certain services that they had historically provided to the Putnam equity funds, including, as applicable, cash management services, currency trading services and portfolio management services (the “Services”). After the Reorganization and the effectiveness of the New Subadvisory Agreement, Putnam Management remains the investment adviser to your fund and the other equity funds pursuant to existing management contracts between the equity funds and Putnam Management (the “Current Management Contracts”), and Putnam Investments Limited (“PIL”) continues to serve as a sub-adviser to your fund and other Putnam funds pursuant to a sub-management contract between Putnam Management and PIL (the “Current Sub-Management Contract”). The Current Management Contracts and Current Sub-Management Contract remain in effect until June 30, 2025, unless the contracts are sooner terminated or continued pursuant to their terms.

In connection with the review process, the Independent Trustees’ independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act) met with representatives of Putnam Management and Franklin Templeton to discuss the contract review materials that would be furnished to the Contract Committee. The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel, requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New Subadvisory Agreement. Over the course of several months ending in June 2024, the Contract Committee met on a number of occasions with representatives of Putnam Management and Franklin Templeton, and separately in executive session, to consider the information provided. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

At the Board of Trustees’ June 2024 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the approval of the New Subadvisory Agreement. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendation.

The Trustees considered that, under the New Subadvisory Agreement, the Fixed Income Personnel would provide any necessary Services to the applicable equity funds in their capacity as employees of Franklin Advisers under generally the same terms and conditions related to the equity funds as such services were previously provided by the Fixed Income Personnel in their capacity as employees of Putnam Management under the Current Management Contracts. The Trustees also considered that Putnam Management would be responsible for overseeing the Services provided to the equity funds by Franklin Advisers under the New Subadvisory Agreement and would compensate Franklin Advisers for such services out of the fees it receives under the Current Management Contracts. The Trustees further noted Putnam Management’s and Franklin Templeton’s representations that Franklin Advisers’ appointment as sub-adviser to the equity funds would not result in any material change in the nature or level of investment advisory services provided to the equity funds and that the management fee rates paid by the equity funds would not increase as a result of the New Subadvisory Agreement. In addition, the Trustees considered that counsel to Franklin Advisers and Putnam Management had provided a legal opinion that shareholder approval of the New Subadvisory Agreement was not required under the 1940 Act.

The Trustees considered that, in connection with their review of your fund’s Current Management Contract and Current Sub-Management Contract over the course of several months ending in June 2023, they had considered information regarding the nature, extent and quality of the services provided to the fund, the fund’s performance, the fund’s management fees and expense ratios, the profitability of Putnam Management and its affiliates in providing services to the fund, whether there had been economies of scale with respect to the management of the fund and other benefits received by Putnam Management and its affiliates as a result of their relationships with the fund. As part of the review process in connection with the consideration of the New Subadvisory Agreement, the Trustees received and reviewed updated information regarding the profitability of Putnam Management and its affiliates, potential economies of scale, other benefits received by Putnam Management and its affiliates as a result of their relationships with the funds, and the performance and expenses of the funds. The Trustees also received, in connection with their review of the New Subadvisory Agreement, certain performance information for Franklin Advisers’ fixed income and Investment Solutions investment strategies and information regarding the revenues, expenses and profitability of Franklin Templeton’s global investment management business and its U.S. registered investment company business, which includes the financial results of Franklin Advisers. Given the scope of the Services to be provided pursuant to the New Subadvisory Agreement, the fact that the New Sub-Advisory Agreement would maintain the current level of services received by your fund, and the fact that the New Subadvisory Agreement would not impact the fees payable by the fund, since Putnam Management would be responsible for the payment of fees under the New Subadvisory Agreement, the Trustees considered, but did not rely to a significant extent on the information provided to them described in this paragraph in connection with their consideration of the New Subadvisory Agreement.

18
Small Cap Value Fund

Board of Trustees’ Conclusion

After considering the factors described above, as well as other factors, the Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the New Subadvisory Agreement represented reasonable compensation in light of the nature and quality of the services that would continue to be provided to the equity funds, and determined to approve the New Subadvisory Agreement for your fund. This conclusion was based on a comprehensive consideration of all information provided to the Trustees and was not the result of any single factor.

Small Cap Value Fund
19

© 2024 Franklin Templeton. All rights reserved.	38984-SFSOI 10/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 19. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: October 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: October 28, 2024

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: October 28, 2024